Other (expense) / income, net	9 Months Ended
Sep. 30, 2024
Other Income and Expenses [Abstract]
Other Income, Net

14. Other (expense) / income, net

A summary of the amounts recorded in Other income, net is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Foreign exchange (loss) / gain	$(12,139)	$4,460	$(4,929)	$(244)
Fair value loss on contingent consideration	(96)	(220)	(492)	(620)
(Loss) / gain on derivative instruments (1)	(3,186)	2,054	1,224	6,252
Fair value (loss) / gain on warrant liability (2)	(59)	313	81	830
Gain on debt repurchases (3)	325	1,680	1,621	9,632
Other (4)	413	1,374	4,505	3,734
Other (expense) / income, net	$(14,742)	$9,661	$2,010	$19,584

(1)
In the nine months ended September 30, 2024, the Company entered into an additional derivative financial instrument arrangement to mitigate interest rate risk on its variable-rate debt (See Note 8).
(2)
The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statement of comprehensive loss (See Note 12).
(3)
Relates to gain on repurchases of the Company's debt (See Note 7).
(4)
Mainly relates to the release of certain provisions, offset by banking fees.